UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                               Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Roark, Rearden & Hamot Capital Management, LLC*
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Address:       200 Clarendon Street, 25th Floor
               -----------------------------------------------
               Boston, MA 02116
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Form 13F File Number:  28-11722
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seth W. Hamot
            ---------------
Title:      Managing Member
            ---------------
Phone:      (617) 595-4400
            ---------------

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          February 13, 2013
-----------------          ----------          -----------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $11,734
                                         -------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-11734                 Costa Brava Partnership III L.P.
        --------                 --------------------------------
2       28-11736                 Roark, Rearden & Hamot, LLC
        --------                 --------------------------------
3       28-11733                 Seth W. Hamot
        --------                 --------------------------------

                                                          Costa Brava Partnership III L.P.
                                                     Form 13F Information Table as of 12/31/2012


                                                       SHARES        MARKET                                    VOTING AUTHORITY
                                                       OR PRN         VALUE         INVSTMT    OTHER      -----------------------
NAME OF ISSUER          TITLE OF CLASS    CUSIP        AMOUNT       LONG x1000     DISCRETN    MGRS      SOLE      SHARED    NONE
--------------          --------------    -----        ------       ----------     ---------   -------   ----      ------    ----


ARBOR RLTY TR INC       COM               038923108       20,000      119.80       sole                     20,000
EPL OIL & GAS INC       COM               26883D108       40,000      902.00       sole                     40,000
KIT DIGITAL INC         COM NEW           482470200    3,800,000    1,824.00       sole                  3,800,000
NEWCASTLE INVT CORP     COM               65105M108    1,000,000    8,680.00       sole                  1,000,000
SANTARUS INC            COM               802817304       19,000      208.62       sole                    114,900
